Share-Based Payments - Range of Exercise Prices, Options Outstanding, and Contractual Life (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr	Dec. 31, 2019 yr	Dec. 31, 2018 yr
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding	21,749,558	22,286,278	32,560,289	34,305,235
$10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding	21,694,907
Weighted average remaining contractual life (in years)	2 years 10 months 20 days
$19.07
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 19.07
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding	23,422
Weighted average remaining contractual life (in years)	5 years 14 days
$22.54
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 22.54
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding	23,422
Weighted average remaining contractual life (in years)	5 years 14 days
$26.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 26.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding	7,807
Weighted average remaining contractual life (in years)	5 years 14 days